Related Party Transactions - Schedule of Related Parties which the Group has Transactions (Details)	6 Months Ended
Mar. 31, 2025
Baiming Yu [Member]
Schedule of Related Parties which the Group has Transactions [Line Items]
Relationship with the Group	COO, Director and a significant shareholder of the Group
Liwei Zhang [Member]
Schedule of Related Parties which the Group has Transactions [Line Items]
Relationship with the Group	A significant shareholder of the Group and the spouse of Baiming Yu
Huiyu Chuanggu (Hangzhou) Equity Investment Fund Co., Ltd. (“Huiyu Chuanggu”) [Member]
Schedule of Related Parties which the Group has Transactions [Line Items]
Relationship with the Group	Shuang Wu acted as the executive director and owned 30% equity interests of this related party
Shuang Wu [Member]
Schedule of Related Parties which the Group has Transactions [Line Items]
Relationship with the Group	CEO, Director, and Chairman of the Board of Directors
Hangzhou Shuige Technology Co., Ltd (“Hangzhou Shuige”) [Member]
Schedule of Related Parties which the Group has Transactions [Line Items]
Relationship with the Group	55% equity interests owned by Baiming Yu
Hangzhou Qingniu Medical Instrument Co., Ltd (“Hangzhou Qingniu”) [Member]
Schedule of Related Parties which the Group has Transactions [Line Items]
Relationship with the Group	Owned by immediate family member of Baiming Yu
Hangzhou Xiaoshan Ance Building Materials Firm (“Xiaoshan Ance”) [Member]
Schedule of Related Parties which the Group has Transactions [Line Items]
Relationship with the Group	Owned by Liwei Zhang
Ming Zhao [Member]
Schedule of Related Parties which the Group has Transactions [Line Items]
Relationship with the Group	The Supervisor of Shanghai Saitumofei
Qijia Yu [Member]
Schedule of Related Parties which the Group has Transactions [Line Items]
Relationship with the Group	Immediate family member of Baiming Yu